Revenues and Deferred Revenue - Schedule of Disaggregated Revenues (Details) ¥ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Disaggregation Of Revenue [Line Items]
Total revenues		¥ 1,994,345		¥ 2,163,638	¥ 2,328,818
Less: sales tax and surcharges		(4,141)		(4,054)	(5,717)
Total net revenues		1,990,204	$ 272,657	2,159,584	2,323,101
Subtotal Online educational services
Disaggregation Of Revenue [Line Items]
Total revenues		1,707,166		1,987,624	2,202,955
Degree- or Diploma-oriented Post-secondary Courses | Subtotal Online educational services
Disaggregation Of Revenue [Line Items]
Total revenues		205,991		535,061	1,087,413
Interest, Pofessional Skills and Professional Certification Preparation Courses | Subtotal Online educational services
Disaggregation Of Revenue [Line Items]
Total revenues		1,501,175		1,452,563	1,115,542
Other revenues
Disaggregation Of Revenue [Line Items]
Total revenues		41,756		31,511	50,438
Sales of goods
Disaggregation Of Revenue [Line Items]
Total revenues	[1]	¥ 245,423		¥ 144,503	¥ 75,425

[1]	Revenues from sales of goods for the years ended December 31, 2022 and 2023 were previously included in other revenues for the respective years.